April 1, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III (File Nos. 333-192858 and 811-22920)

Ladies and Gentlemen:

On behalf of The Advisors’ Inner Circle Fund III (the “Registrant”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement, and form of proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of Knights of Columbus Real Estate Fund (the “Fund”), a series of the Registrant, scheduled to be held on May 30, 2024.

The Special Meeting is being called for the purpose of approving a change to the Fund’s classification under the 1940 Act from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment policy.

If you have any questions regarding the Filing, please contact the undersigned at 610.676.1125 or David Freese of Morgan, Lewis & Bockius LLP, the Fund’s counsel, at 215.963.5862.

Very truly yours,

/s/ James Bernstein
James Bernstein